The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
(212) 355-7311
(800) 221-4268

                                                                March 29, 2006

Document Control: Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund
File No. 002-80348

Gentlemen:

        This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is certification that the prospectuses for the Consultant Class of Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund and the Institutional Class of Royce Value Fund and Royce Value Plus Fund, and statement of additional information with respect to The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

                                                                Sincerely,

                                                                /s/ John E. Denneen

                                                                John E. Denneen
                                                                Secretary